CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Short-term funding debts		¥ 30
Convertible loan, current	¥ 113,000
Accounts payable	22,684	21,400
Total current amounts due to related parties	294,634	289,936
Tax payable	36,476	30,901
Financial guarantee liabilities	6,914	13,736
Accrued expenses and other liabilities	52,277	48,963
Convertible loan		400,000
Deferred tax liabilities	2,470	1,493
Other non-current liabilities	¥ 10,798	19,331
Amounts due to related parties, non-current		¥ 472
Class A Ordinary Shares
Ordinary shares authorized (in shares) | shares	348,217,505	348,217,505
Ordinary shares outstanding (in shares) | shares	249,232,020	249,085,237
Class B Ordinary Shares
Ordinary shares authorized (in shares) | shares	51,782,495	51,782,495
Ordinary shares outstanding (in shares) | shares	50,939,520	50,939,520
Consolidated VIEs
Short-term funding debts	¥ 0	¥ 30
Convertible loan, current	0	0
Accounts payable	19,288	20,443
Total current amounts due to related parties	294,590	289,936
Tax payable	32,781	26,402
Financial guarantee liabilities	6,914	13,736
Accrued expenses and other liabilities	24,803	23,690
Convertible loan	0	0
Deferred tax liabilities	0	0
Long-term loan	0	0
Other non-current liabilities	0	210
Amounts due to related parties, non-current	¥ 0	¥ 0